Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure of commitments and contingencies [Abstract]
Schedule of future minimum lease payments under non-cancellable operating leases
	December 31,	December 31,
	2022	2021
Within one year	3,450	3,450
Between one and five years	—	—
Total	3,450	3,450